BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term Debt	$ 166,594	$ 1,316,181	$ 1,040,691
Short-term debt interest rate	0.05%	1.62%	2.33%
Short-term debt, average for the year	$ 590,903	$ 1,146,719	$ 947,427
Short-term debt, average rate (as a percent)	1.09%	1.90%	1.90%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 166,594	$ 165,181	$ 183,591
Short-term debt interest rate	0.05%	0.85%	1.65%
Short-term debt, average for the year	$ 149,036	$ 155,859	$ 87,221
Short-term debt, average rate (as a percent)	0.26%	1.15%	0.58%
Short-term debt, maximum month-end balances	$ 260,621	$ 260,621	$ 183,591
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 1,151,000	$ 857,100
Short-term debt interest rate	0.00%	1.73%	2.48%
Short-term debt, average for the year	$ 441,867	$ 990,860	$ 857,028
Short-term debt, average rate (as a percent)	1.37%	2.37%	2.03%
Short-term debt, maximum month-end balances	$ 1,171,400	$ 1,171,400	$ 1,170,800
Short-term Debt
Short-term Debt [Line Items]
Short-term debt, average for the year	$ 0	$ 0	$ 3,178
Short-term debt, average rate (as a percent)	0.00%	0.00%	4.36%
Short-term debt, maximum month-end balances	$ 0	$ 0	$ 10,000